SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION - Intangible Assets (Details)	12 Months Ended
Mar. 31, 2022
Software
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	3 years
Patents
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	17 years